OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER RECEIVABLES

	June 30. 2023	December 31, 2022

Other receivables (Short term)
GST receivable	$33,424	$64,254
Due from utility companies	45,570	$45,570
Other	9,600	10,480
Other receivables (short term)	$88,594	$120,304

Other receivables (Long term)
PJ Finn	$752,765	$718,198
Richard Evans	15,216	14,518
Other Receivables (long term)	$767,982	$732,716
	$856,576	$853,020

	As of December 31,
	2022	2021

Other receivables (Short term)
GST receivable	$64,254	$—
Due from utility companies	45,570	$—
Other	10,480	66,000
Other receivables (short term)	$120,304	$66,000

Other receivables (Long term)
PJ Finn	$718,198	$—
Richard Evans	14,518	—
Other Receivables (long term)	$732,716	$—
	$853,020	$66,000